Schedule of Balance Sheet Details (Details) - USD ($) $ in Thousands		Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Mar. 31, 2023
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Prepaid directors and officers insurance		$ 314	$ 642	$ 1,000	$ 1,365
Prepaid Expenses		197	287	198	140
Other Current Assets			51	114
Loan Receivable	[1]	525
Other Receivables		209	188
Total prepaid expenses and other current assets		$ 1,245	$ 1,168	$ 1,312	$ 1,505	$ 493

[1]	Refer to Note 8.